Stock-based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PSUs
Number of units (in thousands)
Outstanding, beginning of year (shares)	2,118,000	1,763,000
Granted (shares)	586,000	690,000
Notional dividends reinvested (shares)	71,000	73,000
Paid out (shares)	(735,000)	(357,000)
Cancelled/forfeited (shares)	(64,000)	(51,000)
Outstanding, end of year (shares)	1,976,000	2,118,000
Additional information (in millions)
Compensation expense recognized	$ 58	$ 74
Compensation expense unrecognized	32	35
Cash payout	54	16
Accrued liability as at December 31	108	106
Aggregate intrinsic value as at December 31	$ 140	$ 141
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year
RSUs
Number of units (in thousands)
Outstanding, beginning of year (shares)	1,050,000	717,000
Granted (shares)	356,000	429,000
Notional dividends reinvested (shares)	37,000	35,000
Paid out (shares)	(355,000)	(92,000)
Cancelled/forfeited (shares)	(40,000)	(39,000)
Outstanding, end of year (shares)	1,048,000	1,050,000
Additional information (in millions)
Compensation expense recognized	$ 20	$ 24
Compensation expense unrecognized	15	17
Cash payout	19	4
Accrued liability as at December 31	39	39
Aggregate intrinsic value as at December 31	$ 54	$ 56
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year